Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible assets	$ 1,100,000	$ 1,545,200
Less: accumulated amortization	(433,533)	(435,790)
Total	666,467	1,109,410
Patents [Member]
Intangible assets	1,100,000	1,100,000
Right to Develop and Manufacture [Member]
Intangible assets		$ 445,200